Feb. 04, 2021
Lazard Emerging Markets Equity Blend Portfolio
Lazard Emerging Markets Equity Blend Portfolio

THE LAZARD FUNDS, INC.
Lazard Emerging Markets Equity Blend Portfolio

Supplement to Current Summary Prospectus and Prospectus

The Fund previously announced that, on or about February 8, 2021, the Portfolio's name would change to Lazard Emerging Markets Strategic Equity Portfolio and certain changes to the Portfolio's investment strategy, risks and portfolio management team would be effective. It is now anticipated that these changes will be effective on or about March 2, 2021.

Dated: February 4, 2021